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[INVESCO AIM LOGO APPEARS HERE]
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11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919
www.invescoaim.com


Invesco Aim Advisors, Inc.

   April 30, 2008

   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Investment Securities Funds
        CIK No. 0000842790

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Investment Securities Funds (the "Fund") that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, as applicable, of AIM Core Bond Fund, AIM Dynamics Fund, AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM U.S. Government Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 36 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 36 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on April 29, 2008.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

   Sincerely,

   /s/ Stephen R. Rimes

   Stephen R. Rimes
   Counsel